Condensed Consolidated Balance Sheets - USD ($) $ in Millions	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 231	$ 11	$ 27
Restricted cash, current (Note 1)	23	13
Trade accounts receivable – net (Note 10)	910	738	760
Amounts receivable from members related to income taxes (Note 9)		6	7
Materials and supplies inventories – at average cost	186	171	144
Prepayments and other current assets	111	101	100
Total current assets	1,461	1,040	1,038
Restricted cash, noncurrent (Note 1)	68	30
Investments and other property (Note 10)	134	155	142
Property, plant and equipment – net (Note 10)	24,431	22,954	21,225
Goodwill (Note 1)	4,740	4,740	4,740
Regulatory assets (Note 2)	1,646	1,547	1,779
Operating lease ROU and other assets (Note 6)	158	167	248
Total assets	32,638	30,633	29,172
Current liabilities:
Short-term borrowings (Note 4)		215	70
Long-term debt due currently (Note 5)	100	882
Trade accounts payable	429	441	392
Amounts payable to members related to income taxes (Note 9)	46	24	23
Accrued taxes other than amounts related to income taxes	260	286	269
Accrued interest	124	89	87
Operating lease and other current liabilities (Note 6)	298	283	279
Total current liabilities	1,257	2,220	1,120
Long-term debt, less amounts due currently (Note 5)	11,126	9,150	9,229
Liability in lieu of deferred income taxes (Note 9)	2,148	2,065	1,923
Regulatory liabilities (Note 2)	3,000	2,876	2,855
Employee benefit plan obligations (Note 8)	1,496	1,503	1,808
Operating lease and other obligations (Notes 6 and 10)	277	231	305
Total liabilities	19,304	18,045	17,240
Commitments and contingencies (Note 6)
Membership interests (Note 7):
Capital account – number of units outstanding 2022 and 2021 – 635,000,000	13,460	12,719	12,083
Accumulated other comprehensive loss	(126)	(131)	(151)
Total membership interests	13,334	12,588	11,932
Total liabilities and membership interests	$ 32,638	$ 30,633	$ 29,172